Note 4 - Discontinued Operations (Details) - Discontinued Operations - Balance Sheet - USD ($) $ in Thousands	Dec. 31, 2015	Jun. 01, 2015	Dec. 31, 2014
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Current assets			$ 250,723
Non-current assets			364,821
Current liabilties			126,094
Non-current liabilities			330,701
Redeemable non-controlling interests	$ 139,592		150,066
Discontinued Operations, Disposed of by Means Other than Sale, Spinoff [Member] | FirstService [Member]
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Cash and cash equivalents		$ 38,700	66,790
Accounts receivable, net of allowance		129,758	115,143
Income tax recoverable, net		6,027	16,262
Inventories		12,076	9,489
Prepaids and other assets		23,461	24,372
Deferred income tax		18,982	18,667
Current assets		229,004	250,723
Capital assets		56,254	55,203
Other assets and receivables		3,109	4,736
Deferred income tax		9,153	4,572
Intangible assets		83,911	82,877
Goodwill		215,888	217,433
Non-current assets		368,315	364,821
Total assets		597,319	615,544
Accounts payable		40,883	24,687
Accrued liabilities		59,418	55,563
Contingent acquisition consideration		4,729	4,586
Income tax payable, net			5,650
Unearned revenue		31,736	16,079
Long-term debt		1,006	17,725
Deferred income tax		1,804	1,804
Current liabilties		139,576	126,094
Long-term debt		224,915	221,632
Contingent acquisition consideration		2,078	1,509
Deferred income tax		14,023	14,236
Other liabilities		12,117	12,398
Non-current liabilities		253,133	249,775
Redeemable non-controlling interests		66,214	80,926
Total liabilities		$ 458,923	$ 456,795